Shareholder Report, Holdings (Details)	Jun. 30, 2026
T-REX 2X Long EOSE Daily Target ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X Long EOSE Daily Target ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.84%
T-REX 2X Long EOSE Daily Target ETF | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.34%
T-REX 2X Long EOSE Daily Target ETF | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.38%)
T-REX 2X Long EOSE Daily Target ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
T-REX 2X Long RDW Daily Target ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X Long RDW Daily Target ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.09%
T-REX 2X Long RDW Daily Target ETF | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.14%
T-REX 2X Long RDW Daily Target ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.14%
T-REX 2X Long RDW Daily Target ETF | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
T-REX 2X Long APH Daily Target ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X Long APH Daily Target ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.37%
T-REX 2X Long APH Daily Target ETF | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.03%
T-REX 2X Long APH Daily Target ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.43%
T-REX 2X Long APH Daily Target ETF | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
T-REX 2X Long FIGR Daily Target ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X Long FIGR Daily Target ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.26%
T-REX 2X Long FIGR Daily Target ETF | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
T-REX 2X Long FIGR Daily Target ETF | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(22.00%)
T-REX 2X Long FIGR Daily Target ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.14%
T-REX 2X Long PAAS Daily Target ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X Long PAAS Daily Target ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.20%
T-REX 2X Long PAAS Daily Target ETF | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.26%
T-REX 2X Long PAAS Daily Target ETF | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.79%)
T-REX 2X Long PAAS Daily Target ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.67%)
T-REX 2X Long SNDK Daily Target ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X Long SNDK Daily Target ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.37%
T-REX 2X Long SNDK Daily Target ETF | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
T-REX 2X Long SNDK Daily Target ETF | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.09%)
T-REX 2X Long SNDK Daily Target ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.14%